GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Operations

Todos Medical Ltd. (the “Company” or “Todos”) was incorporated under the laws of the State of Israel and commenced its operations on April 22, 2010. The Company engineers life-saving diagnostic solutions for the early detection of a variety of cancers. The Company’s patented Todos Biochemical Infrared Analyses (TBIA) is a proprietary cancer-screening technology using peripheral blood analysis that deploys deep examination into cancer’s influence on the immune system, looking for biochemical changes in blood mononuclear cells and plasma. Todos’ two internally developed cancer-screening tests, TMB-1 and TMB-2, have received a CE mark in Europe.

Todos is also developing blood tests for the early detection of neurodegenerative disorders, such as Alzheimer’s disease. The Lymphocyte Proliferation Test (LymPro Test™) is a diagnostic blood test that determines the ability of peripheral blood lymphocytes (PBLs) and monocytes to withstand an exogenous mitogenic stimulation that induces them to enter the cell cycle. LymPro is unique in the use of peripheral blood lymphocytes as a surrogate for neuronal cell function, suggesting a common relationship between PBLs and neurons in the brain.

Additionally, commencing 2020, the Company through its U.S. subsidiary (Corona Diagnostics, LLC) has entered into several distribution agreements with other companies to distribute certain novel coronavirus (COVID-19) test kits. The agreements cover multiple international suppliers of PCR testing kits and related materials and supplies, as well as antibody testing kits from multiple third-party manufacturers after completing validation of said testing kits and supplies in certified laboratory in the United States. Additionally, upon completion of the Share Purchase Agreement for the purchase of Provista Diagnostics, Inc. (see B below), the Company, through Provista Diagnostics, Inc. provide diagnostic testing laboratory currently performing COVID-19 PCR testing, primarily for the medical and entertainment industries.

In December 2020, the Company announced the commercial launch of its proprietary 3CL protease inhibitor dietary supplement Tollovid™. Tollovid, a mix of botanical extracts, is being targeted to support healthy immune function against circulating coronaviruses. Tollovid was granted a Certificate of Free Sale by the US Food and Drug Administration (FDA) in August 2020, allowing its commercial sale anywhere in the United States. In May 2021, the FDA granted the Company a new Certificate of Free Sale for a second dosing regimen for Tollovid™ as a dietary supplement, under which the Company is authorized to market Tollovid with a dosing regimen of 60 pills over a five-day period, equivalent to 12 pills per day.

For the period of nine months ended September 30, 2021, all of the revenue resulted from sales of COVID-19 related products and testing kits. Through September 30, 2021, the Company has not yet generated any revenue from its developed cancer-screening tests TMB-1 and TMB-2, LymPro Test™ , or its dietary supplement, Tollovid™.

B.	Share Purchase Agreement

On April 19, 2021, the Company entered into a Share Purchase Agreement (“SPA”) with Strategic Investment Holdings, LLC, Ascenda BioSciences LLC (“SIH”, “Ascenda” and together referring as “Sellers”, respectively) and Provista Diagnostics, Inc. (“Provista”). Ascenda was the sole owner of the outstanding securities of Provista and SIH is the sole owner of all the outstanding securities of Ascenda. Provista is a medical diagnostics company based in Alpharetta, Georgia that owns the intellectual property rights to the proprietary breast cancer blood test, Videssa®, and has a diagnostic testing laboratory currently performing COVID-19 PCR testing, primarily for the medical and entertainment industries.

Subject to the terms and conditions of the SPA, the Company shall purchase from the Sellers 3,599 shares of Preferred Stock and 1,581 shares of Ordinary Stock (collectively the “Provista Shares”) representing 100% of Provista’ s securities outstanding, for an aggregate purchase price of $7,500 subject to the following terms:

1.	On or before April 19, 2021, (the “First Closing Date”), the Company shall deliver to Sellers a non-refundable deposit of $1,250 (the “Cash Deposit”). The Cash Deposit was delivered at April 21, 2021.

2.	On or before the First Closing Date, the Company shall deliver to Sellers or Sellers’ designees such number of non-refundable shares of its ordinary stock, par value NIS 0.01, (the “Todos Deposit Shares”) with a fair market value of $1,500, as defined in the SPA. 25,862,069 ordinary shares were delivered in August 2021.

3.	On or before July 1, 2021 (the “Second Closing Date”), the Company shall deliver to the Sellers a second payment of $1,250 (the “Second Cash Payment”). The second payment was made during July 2021.

4.	The Company shall have the option of extending the payment of the Second Cash Payment until July 15, 2021, by paying the Sellers an additional amount of $250 (the “Extension Payment”) on or before the Second Closing Date. If the Extension Payment is received by Sellers on or before the Second Closing Date, then the Company shall deliver the Convertible Note on the Second Closing Date and the Second Cash Payment on or before July 15, 2021. In the event the Company completes the Second Cash Payment, the aforesaid Extension Payment shall be credited towards the Second Cash Payment.

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 1 - GENERAL (Cont.)

5.	On or before the Second Closing Date, the Company shall deliver to Sellers or their designees the Convertible Note in the principal amount of $3,500, payable by the Company to the Sellers (the “Note”). At any time or times on or after the issuance sate of the Note, the Holder shall be entitled to convert any portion of the outstanding and unpaid Conversion Amount into fully paid and nonassessable shares of common stock over a period commencing October 20, 2021 through April 8, 2025 (the “Maturity Date”), at the conversion price equal to the lesser of (i) $0.05 or (ii) the volume weighted average price of the last 20 trading days for the common shares prior to the conversion date (the “Fair Market Value”).

In the event the Sellers deliver a conversion notice to the Company at a per share price less than $0.05, the Company shall have the right to immediately notify the Sellers of its intention to pay the conversion amount in cash within 3 business days of receipt of the conversion notice (i.e. before Sellers would take possession of shares converted under the conversion notice). If, at any time between October 20, 2021 and April 20, 2022, the average of the lowest bid and closing sale price is below $0.05, the Company has the option to buy out all or any portion of the Note (the “Buyback Option”). In the event the Company exercises the Buyback Option for an amount equal to or greater than $1,170 (the “Buyback Amount”), the Sellers shall not submit any conversions below $0.05 for 90-days period from receipt of the Buyback Amount (the “90-Days Period”). The Company may exercise a second Buyback Option at the end of the 90-Days Period under the same terms. The Company must provide 30-days’ notice to the Sellers prior to exercising any Buyback Option or notify the Sellers of its intention to pay the Buyback Amount upon receipt of a conversion notice below $0.05 and pay the Buyback Amount within 3 business days of receipt of such notice.

In the event that the Company uplists its shares of common stock to a national securities exchange, the Note shall automatically be exchanged into preferred stock (the “Series B Preferred Stock”) with a conversion price equal to the lesser of (i) $0.05, (ii) the opening price on the day of the uplisting provides there is no transaction associated with the uplisting or (iii) the deal price of an uplisting transaction (the “Mandatory Conversion”).

If, at any time while this Note is outstanding, (i) the Company effects a Fundamental Transaction, , as defined in the SPA, then, upon any subsequent conversion of this Note, the Holder shall have the right to receive, for each Conversion Share that would have been issuable upon such conversion immediately prior to the occurrence of such Fundamental Transaction, the same kind and amount of securities, cash or property as it would have been entitled to receive upon the occurrence of such Fundamental Transaction if it had been, immediately prior to such Fundamental Transaction, the holder of one share of common stock (the “Alternate Consideration”).

6.	The Company’s obligation to deliver the Second Cash Payment and the Convertible Note to the Seller at the Second Closing shall be secured by the Provista Shares to be held and released in accordance with the Escrow Agreement and all of Provista’ s assets (the “Assets”) pursuant to the terms of the Security Agreement.

7.	At the First Closing, the Sellers shall hold full right, title, and interest in and to the Cash Deposit, and the Todos Deposit Shares paid to the Sellers or their designees and/or assignees on the First Closing Date free and clear of all rights, liens and encumbrances, without limitation. Additionally, should the Company fail to deliver the Second Cash Payment and/or the Convertible Note by the Second Closing Date, the Escrow Agent shall return the Provista Shares to the Sellers, and the Sellers shall become the sole owners. The Company further agrees and understands that in the event that the Company fails to deliver the Second Cash Payment and/or the Convertible Note to the Sellers at the Second Closing, the Cash Deposit and the Todos Deposit Shares shall be the property of the Sellers, and the Sellers shall retain and hold full right, title, and interest in and be the sole owners of the Cash Deposit, the Todos Deposit Shares and 100% of the Provista Shares. In such an event, the Company will have absolutely no rights, claims or interest of any type in connection with the Provista Shares, Cash Deposit or Todos Deposit Shares or this transaction, regardless of any alleged conduct by Seller or anyone else. Further, in such event the Company irrevocably will be deemed to have canceled this Agreement and relinquished all rights in and to the Provista Shares, Cash Deposit and Todos Deposit Shares.

The consummation of the transactions contemplated by the SPA have been taken place as of April 19, 2021.

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 1 - GENERAL (Cont.)

C.	Purchase price allocation

1.	Non-refundable shares of its ordinary stock - As agreed in the SPA, the Company committed to issue non-refundable 29,296,875 ordinary stock, par value NIS 0.01. The fair value of the non-refundable shares was estimated as of the Closing Date based on the Company’s share price as quoted in the OTC as of the Closing Date at $1,699.

2.	The fair value of the convertible note was estimated by third party appraiser as weighted average of the two possible scenarios of the total loan amount conversion as of April 19, 2021, 90% probability for the Mandatory Conversion and 10% probability for the Optional / Maturity Conversion.

The Optional / Maturity Conversion (scenario 1) was estimated by the appraiser using the Monte Carlo Simulation Model based on the following parameters:

April 19, 2021
Risk-free interest rate	0.54%
Expected term (years)	3.94
Volatility	164.02%
Share price	0.058
Conversion price	*
Fair value	$5,101

●	The lower of (i) 0.05 (ii) the volume weighted average price (VWAP) of the last 20 trading days for the Ordinary Stock as reported in the OTC market prior to the conversion.

The Mandatory Conversion (scenario 2) was estimated by the appraiser using the Monte Carlo Simulation Model based on the following parameters:

April 19, 2021
Risk-free interest rate	0.54%
Expected term (years)	0.04
Volatility	112.1%
Share price	0.058
Conversion price	*
Fair value	$4,976

●	The lower of (i) 0.05 (ii) the volume weighted average price (VWAP) of the last 20 trading days for the Ordinary Stock as reported in the OTC market prior to the conversion.

The fair value of the convertible component was estimated by the third-party appraiser after giving effect to the weighted average of the two possible scenarios as of issuance dates was $4,989.

The following table summarizes the total purchase price and purchase price allocation:

U.S. dollars in thousands
Unaudited

Cash payment	2,500
Consideration in Shares	1,699
Fair value of convertible promissory note	4,989
Total purchase price	9,188

Cash and cash equivalents	73
Trade receivables	66
Property and equipment, net	183
Security deposit	3
Technology intangible asset	1,500
Total identifiable assets	1,825

Accounts payable	(82)
Deferred tax liability	(315)
Due to related party	(1)
Total liability assumed	(398)

Total goodwill	7,761

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 1 - GENERAL (Cont.)

Unaudited pro forma results of operations for the nine months ended September 30, 2021 and for the year ended December 31, 2020 are included below as if the acquisition of the Provista’s business occurred on January 1, 2020. This summary of the unaudited pro forma results of operations is not necessarily indicative of what the Company’s results of operations would have been had the Provista Business been acquired at the beginning of 2020, nor does it purport to represent results of operations for any future periods.

	Nine months ended September 30,	Year ended December 31,
	2021	2020
	(unaudited)
Revenues	$7,866	$5,164
Net loss	(24,552)	(17,603)
Basic and diluted net loss per share	(0.04)	(0.04)

D.	Foreign operations

1.	Todos Medical (Singapore) Pte Ltd

On January 27, 2016, the Company incorporated a wholly owned subsidiary in Singapore under the name of Todos Medical (Singapore) Pte Ltd. (“Todos Singapore”) for the purpose of advancing clinical trials of the Company’s core technology for breast cancer in Southeast Asia. As of September 30, 2021, Todos Singapore has not yet commenced its business operations.

2.	Todos Medical USA

In January 2020, the Company incorporated a U.S. subsidiary named Todos Medical USA (“Todos U.S.”) for the purpose of conducting business as medical importer and distributor focused on the distribution of the Company’s testing products and services to customers in the North America and Latin America.

3.	Corona Diagnostics, LLC

In April 2020, the Company incorporated a U.S. subsidiary named Corona Diagnostics, LLC (“Corona Diagnostics”) for the purpose of marketing COVID-19 related products in the United States to validate potential products the Company is contemplating distributing and creating marketing materials for the testing products based upon those validations.

4.	Breakthrough Diagnostics, Inc.

On February 27, 2019, the Company entered into Shares Purchase and Assignment of License Agreement with Amarantus Bioscience Holdings, Inc. (“Amarantus”), under which the Company purchased 19.99% of the issued and outstanding common stock of Breakthrough Diagnostics, Inc. (“Breakthrough”) for entering into the field of early detection of Alzheimer’s disease. On July 28, 2020, the Company entered into Amendment No. 1 to the Shares Purchase and Assignment of License Agreement with Amarantus, pursuant to which the Company completed the purchase of the remaining 80.01% of the issued and outstanding common stock of Breakthrough for consideration that was based on the Company’s shares.

At the Closing Date, Breakthrough was determined to be excluding substantive process as required under the definition of business in accordance with the provisions of ASC Topic 805 “Business Combination”. In addition, it was determined that the License represents IPR&D with no alternative future use and therefore the entire purchase price allocated to the acquired IPR&D was charged to expense at the acquisition date as part of “Research and Development expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

5.	Other entities

A.	In June 2020, the Company entered into an agreement with NLC Pharma Ltd., under which Antigen COVID Test Killer was formed for the purpose of developing the diagnostic candidate Antigen Killer and product commercialization through the Company’s sales channels.

B.	In August 2020, the Company entered into an agreement with Care GB Plus Ltd, under which Bio Imagery Ltd. (“Bio Imagery”) has been incorporated for the purpose of developing, marketing and commercializing the Products and all the Intellectual Property of the Company (“Todos Cancer Assets”) and to develop new Intellectual Property, products and services, and pursue the business based on the Todos Cancer Assets and on new intellectual property that will be developed by Bio Imagery. As of September 30, 2021, Bio Imagery has not yet commenced its business operations and the Company wrote off its investment in the amount of $618.

The Company and its entities herein considered as the “Group”.

6.	Provista Diagnostics, Inc

See note 1B and 1C above

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 1 - GENERAL (Cont.)

E.	Going concern uncertainty

The Company has devoted substantially all of its efforts to research and development of its cancer and other disease diagnostics products and raising capital to fund this development, along with its dietary supplement distribution. The development and commercialization of the Company’s products are expected to require substantial further expenditures. To date, the Company has not yet generated sufficient revenues from operations to support its activities, and therefore it is dependent upon external sources for financing its operations. Since inception through September 30, 2021, the Company has incurred accumulated losses of $71,827. As of September 30, 2021, the Company’s current liabilities exceed its current assets by $3,921, and there is a shareholders’ deficit of $10,499. The Company has generated negative operating cash flow for all periods. Management has considered the significance of such condition in relation to the Company’s ability to meet its current obligations and to achieve its business targets and determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company plans to finance its operations through the sale of equity and to the extent available, short term and long-term loans (including through issuance of convertible loans together with other financial instruments) and also through revenues from sales of corona testing related products. There can be no assurance that the Company will succeed in obtaining the necessary financing or generating revenues from product sales to continue its operations as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

During the year ended December 31, 2020, the Company raised net amounts of $10,685 through receivables financing facility, straight loans, private placement transactions (including equity line), and convertible bridge loans transactions. During the period of nine months ended September 30, 2021, the Company raised net amounts of $16,438, through straight loans, convertible bridge loans transactions and private placement transaction.

F.	Risk factors

As described in the above paragraph, the Company has a limited operating history and faces a number of risks and uncertainties, including risks and uncertainties regarding to potential dispute which related to commercial terms in connection with unpaid invoices (related to sales, net yet recognized as revenue) with one of its significant clients

G.	COVID-19

On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a global pandemic. The outbreak has reached all of the regions in which the Company does business, and governmental authorities around the world have implemented numerous measures attempting to contain and mitigate the effects of the virus, including travel bans and restrictions, border closings, quarantines, shutdowns, limitations or closures of non-essential businesses, and social distancing requirements.

The global spread of COVID-19 and actions taken in response have caused and may continue to cause disruptions and/or delays in our supply chain and shipments and caused significant economic and business disruption to the Company’s customers and vendors.

The COVID-19 pandemic has created and may continue to create significant opportunity under the uncertainty in macroeconomic conditions, which may cause further demand for the Company’s core business related to PCR testing kits and related materials and supplies as already reflected by recognized revenues of $5,031 and $7,733 during the year ended December 31, 2020 and the period of nine months ended September 30, 2021, respectively, substantially all of which was generated after July 2020. However, the Company may face uncertainties around its estimates of revenue collectability and accounts receivable credit losses and its expectation to receive funds from external sources for financing its operations. The Company expects uncertainties around its key accounting estimates to continue to evolve depending on the duration and degree of impact associated with the COVID-19 pandemic. The Company estimates may change as new events occur and additional information emerges, and such changes are recognized or disclosed in the Company’s consolidated financial statements.

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 1 - GENERAL

A.	Operations

Todos Medical Ltd. (the “Company” or “Todos”) was incorporated under the laws of the State of Israel and commenced its operations on April 22, 2010. The Company engineers life-saving diagnostic solutions for the early detection of a variety of cancers. The Company’s patented Todos Biochemical Infrared Analyses (TBIA) is a proprietary cancer-screening technology using peripheral blood analysis that deploys deep examination into cancer’s influence on the immune system, looking for biochemical changes in blood mononuclear cells and plasma. Todos’ two internally developed cancer-screening tests, TMB-1 and TMB-2, have received a CE mark in Europe.

Todos is also developing blood tests for the early detection of neurodegenerative disorders, such as Alzheimer’s disease. The Lymphocyte Proliferation Test (LymPro Test™) is a diagnostic blood test that determines the ability of peripheral blood lymphocytes (PBLs) and monocytes to withstand an exogenous mitogenic stimulation that induces them to enter the cell cycle. LymPro is unique in the use of peripheral blood lymphocytes as a surrogate for neuronal cell function, suggesting a common relationship between PBLs and neurons in the brain.

Additionally, commencing 2020, the Company through its U.S. subsidiary (Corona Diagnostics, LLC) has entered into several distribution agreements with other companies to distribute certain novel coronavirus (COVID-19) test kits. The agreements cover multiple international suppliers of PCR testing kits and related materials and supplies, as well as antibody testing kits from multiple third-party manufacturers after completing validation of said testing kits and supplies in certified laboratory in the United States.

B.	Foreign operations

1.	Todos Medical (Singapore) Pte Ltd

On January 27, 2016, the Company incorporated a wholly owned subsidiary in Singapore under the name of Todos Medical (Singapore) Pte Ltd. (“Todos Singapore”) for the purpose of purpose of advancing clinical trials of the Company’s core technology for breast cancer in Southeast Asia. As of December 31, 2020, Todos Singapore has not yet commenced its business operations.

2.	Todos Medical USA

In January 2020, the Company incorporated a U.S. subsidiary named Todos Medical USA (“Todos U.S.”) for the purpose of conducting business as medical importer and distributor focused on the distribution of the Company’s testing products and services to customers in the North America and Latin America.

3.	Corona Diagnostics, LLC

In April 2020, the Company incorporated a U.S. subsidiary named Corona Diagnostics, LLC (“Corona Diagnostics”) for the purpose of marketing COVID-19 related products in the United States to validate potential products the Company is contemplating distributing and creating marketing materials for the testing products based upon those validations.

4.	Breakthrough Diagnostics, Inc.

On February 27, 2019, the Company entered into Shares Purchase and Assignment of License Agreement with Amarantus Bioscience Holdings, Inc. (“Amarantus”), under which the Company purchased 19.99% of the issued and outstanding common stock of Breakthrough Diagnostics, Inc. (“Breakthrough”) for entering into the field of early detection of Alzheimer’s disease. On July 28, 2020, the Company entered into Amendment No. 1 to the Shares Purchase and Assignment of License Agreement with Amarantus, pursuant to which the Company completed the purchasing of the remaining 80.01% of the issued and outstanding common stock of Breakthrough for consideration that was based on the Company’s shares. See Note 4A.

5.	Other entities

A.	In June 2020, the Company entered into an agreement with NLC Pharma Ltd., under which Antigen COVID Test Killer was formed for the purpose of developing the diagnostic candidate Antigen Killer and product commercialization through the Company’s sales channels. See also Note 4B.

B.	In August 2020, the Company entered into an agreement with Care GB Plus Ltd, under which Bio Imagery Ltd. (“Bio Imagery”) has been incorporated for the purpose of developing, marketing and commercializing the Products and all the Intellectual Property of the Company (“Todos Cancer Assets”) and to develop new Intellectual Property, products and services, and pursue the business based on the Todos Cancer Assets and on new intellectual property that will be developed by Bio Imagery. As of December 31, 2020, Bio Imagery has not yet commenced its business operations. See also Note 4C.

The Company and its entities herein considered as the “Group”.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 1 - GENERAL

C.	Going concern uncertainty

The Company has devoted substantially all of its efforts to research and development of its products and raising capital to fund this development. The development and commercialization of the Company’s products are expected to require substantial further expenditures. To date, the Company has not yet generated sufficient revenues from operations to support its activities, and therefore it is dependent upon external sources for financing its operations. Since inception through December 31, 2020, the Company has incurred accumulated losses of $47,281. As of December 31, 2020, the Company’s current liabilities exceed its current assets by $5,619, and there is a shareholders’ deficit of $11,011. The Company has generated negative operating cash flow for all periods. Management has considered the significance of such condition in relation to the Company’s ability to meet its current obligations and to achieve its business targets and determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company plans to finance its operations through the sale of equity and to the extent available, short-term and long-term loans and also through revenues from sales of corona testing related products. There can be no assurance that the Company will succeed in obtaining the necessary financing or generating revenues from product sales to continue its operations as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

During the year ended December 31, 2019, the Company raised net amounts of $295, and $1,374 through convertible bridge loans transactions and private placement transactions, respectively (see also Note 15B4 and Note 11, respectively). During the year ended December 31, 2020, the Company raised net amounts of $2,617, $1,574, $2,368 and $4,126 through receivables financing facility, straight loans, private placement transactions (including equity line), and convertible bridge loans transactions, respectively (see also Note 7, Note 8, Note 11 and Note 15, respectively). In connection with raising capital subsequent to December 31, 2020, see also Note 24A.

D.	COVID-19

On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a global pandemic. The outbreak has reached all of the regions in which the Company does business, and governmental authorities around the world have implemented numerous measures attempting to contain and mitigate the effects of the virus, including travel bans and restrictions, border closings, quarantines, shutdowns, limitations or closures of non-essential businesses, and social distancing requirements.

The global spread of COVID-19 and actions taken in response have caused and may continue to cause disruptions and/or delays in our supply chain and shipments and caused significant economic and business disruption to the Company’s customers and vendors.

The COVID-19 pandemic has created and may continue to create significant opportunity under the uncertainty in macroeconomic conditions, which may cause further demand for the Company’s core business related to PCR testing kits and related materials and supplies as already reflected by recognized revenues of $5,207 during the year ended December 31, 2020, substantially all of which was generated after July 2020. However, the Company may face uncertainties around its estimates of revenue collectability and accounts receivable credit losses and its expectation to receive funds from external sources for financing its operations. The Company expects uncertainties around its key accounting estimates to continue to evolve depending on the duration and degree of impact associated with the COVID-19 pandemic. The Company estimates may change as new events occur and additional information emerges, and such changes are recognized or disclosed in the Company’s consolidated financial statements.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)